Share Based Payments and Employee Benefit Plans - Stock Options (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Options outstanding at beginning of period (in shares)	570,228	524,357	914,470
Options granted (in shares)		85,154	30,000
Options exercised (in shares)			(9,500)
Options forfeited / cancelled (in shares)	(3,334)	(39,283)	(410,613)
Options outstanding at end of year (in shares)	566,894	570,228	524,357
Options exercisable at end of year (in shares)	518,874	406,361	327,366
Weighted-Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 7.89	$ 8.58	$ 8.10
Options granted (in dollars per share)		3.29	5.34
Options exercised (in dollars per share)			4.84
Options forfeited / cancelled (in dollars per share)	3.59	7.15	7.35
Options outstanding at end of year (in dollars per share)	7.92	7.89	8.58
Options exercisable at end of year (in dollars per share)	$ 8.34	$ 9.65	$ 11.46
Weighted-Average Remaining Life
Weighted-Average Remaining Life, Options outstanding at end of year		6 years 2 months 1 day	6 years 9 months 7 days
Weighted-Average Remaining Life, Options exercisable at end of year		5 years 5 months 4 days	5 years 11 months 15 days
Additional disclosure related to options
Market price of common stock		$ 1.11	$ 3.04
Unrecognized compensation cost	$ 64	$ 127
Weighted-average period over which compensation cost is expected to be recognized	1 year 10 months 24 days	1 year 6 months
Aggregate grant-date fair value of stock options granted		$ 167	$ 94
Stock-based compensation expense		$ 884	$ 702